Redeemable Convertible Preferred Stock - Liquidation (Details)	Dec. 31, 2020 USD ($)
Series B Preferred Stock
Temporary Equity [Line Items]
Liquidation preference	$ 10,970,322
Series A Preferred Stock
Temporary Equity [Line Items]
Liquidation preference	5,259,989
Series A-1 Preferred Stock
Temporary Equity [Line Items]
Liquidation preference	999,990
Series C Preferred Stock
Temporary Equity [Line Items]
Liquidation preference	$ 28,149,355